Description of business	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Description of business

NOTE 1 – DESCRIPTION OF BUSINESS

Navios Maritime Partners L.P. (“Navios Partners” or the “Company”), is an international owner and operator of dry cargo and tanker vessels, formed on August 7, 2007 under the laws of the Republic of the Marshall Islands. Currently, the Company’s general partner is Olympos Maritime Ltd. (the “General Partner”) and holds a 2.0% ownership interest in Navios Partners (see Note 18 — Transactions with related parties and affiliates).

Navios Partners is engaged in the seaborne transportation services of a wide range of liquid and dry cargo commodities including crude oil, refined petroleum, chemicals, iron ore, coal, grain, fertilizer and also containers, chartering its vessels under short, medium and longer-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc., (the “Manager”) and Navios Tankers Management Inc. (“Tankers Manager” and together with the Manager, the “Managers”) which are entities affiliated with the Company’s Chairwoman and Chief Executive Officer (see Note 18 — Transactions with related parties and affiliates).

As of December 31, 2021, there were 30,197,087 outstanding common units and 622,555 general partnership units. As of December 31, 2021, Navios Holdings held a 10.3% ownership interest in Navios Partners and the General Partner owned a 2.0% ownership interest in Navios Partners.